Net other non-operating income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain on sale of assets
Gain on sale of property and equipment	[1]	₩ 1,452	₩ 12,611	₩ 5,278
Gain on sale of investment property		12,640	4,783	219
Gain on sale of assets held for sale		0	0	22,748
Gain on sale of lease assets		1,681	1,153	605
Gain on sale of right-of-use assets		1,112	0	0
Gain on sale of others		407	0	125
Gain on sale of assets		17,292	18,547	28,975
Gain on sale of investments in associates		3,461	17,427	8,891
Miscellaneous other non-operating income
Rental income on investment property		43,777	32,488	33,023
Reversal of impairment losses on intangible asset		438	62	91
Gain from assets contributed		86	77	1,067
Others		82,879	49,276	67,535
Miscellaneous other non-operating income		127,180	81,903	101,716
Other non-operating income		147,933	117,877	139,582
Loss on sale of assets
Loss on sale of property and equipment		(870)	(3,082)	(2,642)
Loss on sale of investment property		0	(2,958)	(1,627)
Loss on sale of lease assets		(3,221)	(3,964)	(1,282)
Loss on sale of right-of-use assets		(306)	0	0
Loss on sale of others		0	(3)	(149)
Loss on sale of assets		(4,397)	(10,007)	(5,700)
Loss from investments in associates
Loss on sale of investments in associates		(3,974)	(11,546)	(1,332)
Impairment loss on investments in associates		0	(5,849)	(144)
Loss from investments in associates		(3,974)	(17,395)	(1,476)
Miscellaneous other non-operating expense
Donations		(94,937)	(88,650)	(140,243)
Depreciation of investment properties		(17,565)	(16,917)	(16,095)
Impaired loss on property and equipment		0	0	(16)
Impaired loss on intangible assets		(152,081)	(771)	(271)
Write-off of intangible assets		(9,221)	(1,537)	(1,210)
Collecting of written-off expenses		(7,322)	(6,048)	(7,162)
Others		(46,465)	(26,844)	(20,220)
Miscellaneous other non-operating expense		(327,591)	(140,767)	(185,217)
Other non-operating expense		(335,962)	(168,169)	(192,393)
Net other non-operating income		₩ (188,029)	₩ (50,292)	₩ (52,811)

[1]	Gains or losses on sale and leaseback transactions are included in gains or losses on disposal of property and equipment respectively, and there are no gains or losses recognized on sale and leaseback transactions for the year ended December 31, 2019